Schedule of Investments
July 31, 2026
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–84.71%(a)
Argentina–0.34%
Argentina Treasury Bond, 29.50%, 05/27/2027(b)	ARS	480,000,000	$362,864
Chile–2.48%
Bonos de la Tesoreria de la Republica en pesos,
5.80%, 10/01/2029(c)	CLP	1,000,000,000	1,113,687
4.70%, 09/01/2030(c)	CLP	860,000,000	921,881
Bonos de la Tesoreria General de la Republica de Chile, 5.00%, 03/01/2035	CLP	580,000,000	610,634
			2,646,202
China–1.97%
China Development Bank, Series 2315, 2.69%, 09/11/2033	CNY	10,000,000	1,581,861
China Government Bond, 2.15%, 08/25/2055	CNY	3,500,000	513,130
			2,094,991
Colombia–8.89%
Colombian TES,
Series B, 12.50%, 02/27/2030	COP	4,750,000,000	1,501,339
Series B, 7.00%, 03/26/2031	COP	16,650,000,000	4,323,307
Series B, 13.25%, 02/09/2033	COP	5,000,000,000	1,654,903
Series B, 11.75%, 01/24/2035	COP	2,400,000,000	743,744
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	4,434,041,776	1,254,313
			9,477,606
Czech Republic–4.64%
Czech Republic Government Bond,
Series 125, 1.50%, 04/24/2040	CZK	7,000,000	215,608
Series 138, 1.75%, 06/23/2032	CZK	51,000,000	2,082,067
Series 154, 4.50%, 11/11/2032	CZK	28,000,000	1,320,869
Series 156, 3.00%, 03/03/2033	CZK	16,000,000	688,145
Series 157, 3.60%, 06/03/2036	CZK	15,000,000	641,465
			4,948,154
Egypt–0.64%
Egypt Government Bond,
25.32%, 08/13/2027	EGP	28,400,000	554,628
24.46%, 10/01/2027	EGP	6,600,000	126,665
			681,293
	Principal Amount		Value
Hungary–4.33%
Hungary Government Bond,
Series 28, Class A, 6.75%, 10/22/2028	HUF	570,000,000	$1,854,026
Series 28, Class B, 4.50%, 03/23/2028	HUF	220,000,000	686,804
Series 35, Class A, 7.00%, 10/24/2035	HUF	450,000,000	1,567,512
Series 37, Class A, 6.25%, 09/23/2037	HUF	150,000,000	501,143
			4,609,485
India–3.89%
India Government Bond,
6.28%, 07/14/2032	INR	110,000,000	1,138,467
6.48%, 10/06/2035	INR	80,000,000	817,295
7.36%, 09/12/2052	INR	113,000,000	1,171,917
7.30%, 06/19/2053	INR	99,000,000	1,019,423
			4,147,102
Indonesia–8.33%
Indonesia Treasury Bond,
Series 104, 6.50%, 07/15/2030	IDR	29,400,000,000	1,590,580
Series 108, 6.50%, 04/15/2036	IDR	16,000,000,000	840,132
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	826,831
Series FR87, 6.50%, 02/15/2031	IDR	3,800,000,000	204,631
Series FR91, 6.38%, 04/15/2032	IDR	30,000,000,000	1,585,871
Series FR95, 6.38%, 08/15/2028	IDR	30,000,000,000	1,647,216
Series FR96, 7.00%, 02/15/2033	IDR	40,000,000,000	2,177,699
			8,872,960
Malaysia–9.60%
Malaysia Government Bond,
Series 122, 3.58%, 07/15/2032	MYR	7,170,000	1,751,334
Series 123, 4.46%, 03/31/2053	MYR	3,300,000	855,288
Series 219, 3.89%, 08/15/2029	MYR	15,000,000	3,726,415
Series 310, 4.50%, 04/15/2030	MYR	6,000,000	1,523,395
Series 322, 4.50%, 04/30/2029	MYR	3,000,000	756,962
Series 513, 3.73%, 06/15/2028	MYR	4,303,000	1,061,889
Series 519, 3.76%, 05/22/2040	MYR	2,300,000	551,334
			10,226,617
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Mexico–10.81%
Mexican Bonos,
Series M, 8.00%, 04/15/2032	MXN	93,000,000	$5,176,204
Series M, 7.75%, 11/23/2034	MXN	30,000,000	1,601,347
Series M, 10.00%, 11/20/2036	MXN	47,000,000	2,863,407
Series M, 7.75%, 11/13/2042	MXN	26,000,000	1,267,450
Series M, 8.00%, 04/29/2055	MXN	12,000,000	580,762
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(c)	MXN	460,000	26,903
			11,516,073
Peru–2.69%
Peru Government Bond,
6.85%, 08/12/2035(c)	PEN	5,200,000	1,608,241
7.60%, 08/12/2039(c)	PEN	2,280,000	719,759
5.35%, 08/12/2040	PEN	2,100,000	538,747
			2,866,747
Philippines–2.06%
Philippine Government Bond,
Series 0770, 6.38%, 07/27/2030	PHP	30,000,000	477,474
Series R518, 6.25%, 02/28/2029	PHP	60,000,000	967,035
Series R519, 6.00%, 08/20/2030	PHP	48,000,000	751,697
			2,196,206
Poland–4.45%
Republic of Poland Government Bond,
Series 0729, 4.75%, 07/25/2029	PLN	5,000,000	1,344,340
Series 1030, 1.25%, 10/25/2030	PLN	8,000,000	1,844,888
Series 1035, 5.00%, 10/25/2035	PLN	6,100,000	1,556,044
			4,745,272
Romania–3.98%
Romania Government Bond,
8.00%, 04/29/2030	RON	9,750,000	2,234,972
7.65%, 07/27/2031	RON	1,600,000	365,334
7.90%, 02/24/2038	RON	3,100,000	728,696
Romanian Government International Bond, 6.50%, 10/07/2045(c)	EUR	800,000	912,380
			4,241,382
	Principal Amount		Value
South Africa–8.89%
Republic of South Africa Government Bond,
Series 2035, 8.88%, 02/28/2035	ZAR	29,000,000	$1,785,910
Series 2040, 9.00%, 01/31/2040	ZAR	30,000,000	1,787,167
Series 2044, 8.75%, 01/31/2044	ZAR	43,000,000	2,479,982
Series 2048, 8.75%, 02/28/2048	ZAR	40,000,000	2,299,035
Series 2053, 11.63%, 03/31/2053	ZAR	15,000,000	1,121,944
			9,474,038
Supranational–3.41%
Asian Infrastructure Investment Bank (The), 7.00%, 03/01/2029(c)	INR	39,500,000	409,800
Corp. Andina de Fomento, 7.70%, 03/06/2029	INR	106,500,000	1,111,619
European Bank for Reconstruction & Development, 0.00%, 05/17/2034(d)	TRY	47,000,000	110,304
International Bank for Reconstruction & Development,
16.50%, 12/08/2027	KZT	120,000,000	255,446
6.85%, 04/24/2028	INR	45,000,000	464,786
16.05%, 10/02/2028	KZT	120,000,000	260,953
2.25%, 01/19/2029	CNY	3,000,000	452,663
6.50%, 04/17/2030	INR	50,000,000	504,240
International Finance Corp., 0.00%, 02/15/2029(c)(d)	TRY	7,300,000	63,491
			3,633,302
Thailand–2.78%
Thailand Government Bond,
2.41%, 03/17/2035	THB	30,000,000	924,739
3.45%, 06/17/2043	THB	63,600,000	2,034,694
			2,959,433
Turkey–0.53%
Turkiye Government Bond, 31.08%, 11/08/2028	TRY	29,500,000	560,302
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $90,990,388)			90,260,029

U.S. Dollar Denominated Bonds & Notes–0.11%
United States–0.11%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		$120,000	118,437
	Shares
Money Market Funds–13.29%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f)		4,956,711	4,956,711
Invesco Treasury Portfolio, Institutional Class, 3.63%(e)(f)		9,205,260	9,205,260
Total Money Market Funds (Cost $14,161,971)			14,161,971
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Shares	Value

Options Purchased–0.12%
(Cost $552,205)(g)	$125,982
TOTAL INVESTMENTS IN SECURITIES—98.23% (Cost $105,824,564)	104,666,419
OTHER ASSETS LESS LIABILITIES–1.77%	1,880,668
NET ASSETS–100.00%	$106,547,087
Investment Abbreviations:
ARS	– Argentina Peso
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
KZT	– Kazakhstan Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PHP	– Philippines Peso
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $7,030,455, which represented 6.60% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,622,317	$20,985,167	$(19,650,773)	$-	$-	$4,956,711	$76,721
Invesco Treasury Portfolio, Institutional Class	6,727,099	38,972,454	(36,494,293)	-	-	9,205,260	141,443
Total	$10,349,416	$59,957,621	$(56,145,066)	$-	$-	$14,161,971	$218,164

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus JPY	Call	Deutsche Bank AG	08/24/2026	JPY	164.45	USD	4,400,000	$1,654
USD versus MXN	Call	Deutsche Bank AG	09/25/2026	MXN	18.05	USD	2,200,000	8,609
Subtotal — Foreign Currency Call Options Purchased								10,263
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus HUF	Put	Deutsche Bank AG	08/13/2026	HUF	351.00	EUR	45,000	$191
EUR versus HUF	Put	Deutsche Bank AG	09/09/2026	HUF	340.00	EUR	110,000	177
EUR versus HUF	Put	Deutsche Bank AG	10/14/2026	HUF	345.00	EUR	90,000	2,413
EUR versus HUF	Put	Deutsche Bank AG	10/14/2026	HUF	340.00	EUR	90,000	746
EUR versus HUF	Put	Deutsche Bank AG	11/05/2026	HUF	338.00	EUR	100,000	946
EUR versus HUF	Put	Deutsche Bank AG	02/04/2027	HUF	334.00	EUR	100,000	1,938
EUR versus USD	Put	HSBC Bank USA	12/03/2026	USD	1.12	EUR	170,000	25,084
EUR versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2026	USD	1.11	EUR	180,000	10,736
EUR versus ZAR	Put	Merrill Lynch International	12/17/2026	ZAR	18.40	EUR	4,400,000	19,991
EUR versus ZAR	Put	Morgan Stanley and Co. International PLC	10/15/2026	ZAR	18.00	EUR	220,000	7,306
USD versus CLP	Put	Morgan Stanley and Co. International PLC	09/15/2026	CLP	858.00	USD	4,400,000	1,826
USD versus CNH	Put	Deutsche Bank AG	10/28/2026	CNH	6.50	USD	105,000	3,170
USD versus CNH	Put	Deutsche Bank AG	11/18/2026	CNH	6.50	USD	90,000	1,739
USD versus CNH	Put	Deutsche Bank AG	01/27/2027	CNH	6.35	USD	105,000	3,533
USD versus CNH	Put	Deutsche Bank AG	01/27/2027	CNH	6.40	USD	105,000	5,346
USD versus CNH	Put	Deutsche Bank AG	02/18/2027	CNH	6.40	USD	90,000	3,444
USD versus CNH	Put	Deutsche Bank AG	04/27/2027	CNH	6.35	USD	105,000	8,786
USD versus CNH	Put	Deutsche Bank AG	05/18/2027	CNH	6.32	USD	90,000	4,821
USD versus CZK	Put	Merrill Lynch International	08/20/2026	CZK	19.50	USD	100,000	16
USD versus CZK	Put	Merrill Lynch International	10/20/2026	CZK	19.30	USD	100,000	444
USD versus HUF	Put	Merrill Lynch International	12/01/2026	HUF	285.00	USD	200,000	4,705
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	09/29/2026	ILS	2.75	USD	3,900,000	558
USD versus INR	Put	Merrill Lynch International	08/21/2026	INR	91.00	USD	4,000,000	24
USD versus ZAR	Put	Standard Chartered Bank PLC	08/28/2026	ZAR	16.10	USD	4,400,000	7,779
Subtotal — Foreign Currency Put Options Purchased								115,719
Total Foreign Currency Options Purchased								$125,982

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus BRL	Call	Merrill Lynch International	09/03/2026	BRL	6.22	EUR	3,300,000	$(6,465)
EUR versus BRL	Call	Morgan Stanley and Co. International PLC	10/27/2026	BRL	6.08	EUR	4,500,000	(108,386)
EUR versus HUF	Call	Deutsche Bank AG	09/09/2026	HUF	370.00	EUR	1,650,000	(13,431)
EUR versus HUF	Call	Deutsche Bank AG	01/15/2027	HUF	385.00	EUR	3,600,000	(39,376)
EUR versus HUF	Call	Deutsche Bank AG	06/08/2028	HUF	372.00	EUR	2,400,000	(146,415)
USD versus CLP	Call	Deutsche Bank AG	10/16/2026	CLP	930.00	USD	1,000,000	(21,529)
USD versus COP	Call	Merrill Lynch International	08/20/2026	COP	4,100.00	USD	3,900,000	(31)
USD versus HUF	Call	Merrill Lynch International	12/01/2026	HUF	320.00	USD	2,000,000	(44,352)
USD versus INR	Call	Merrill Lynch International	08/21/2026	INR	94.00	USD	2,000,000	(35,038)
Subtotal — Foreign Currency Call Options Written								(415,023)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus ZAR	Put	Merrill Lynch International	12/17/2026	ZAR	17.90	EUR	6,600,000	$(8,920)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	09/15/2026	CLP	834.00	USD	6,600,000	(634)
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	09/29/2026	ILS	2.66	USD	5,850,000	(193)
USD versus INR	Put	Merrill Lynch International	08/21/2026	INR	89.00	USD	6,000,000	(6)
USD versus ZAR	Put	Standard Chartered Bank PLC	08/28/2026	ZAR	15.65	USD	6,600,000	(713)
Subtotal — Foreign Currency Put Options Written								(10,466)
Total Foreign Currency Options Written								$(425,489)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/16/2026	BNP Paribas S.A.	CNY	661,000	USD	97,904	$170
08/04/2026	Deutsche Bank AG	USD	184,735	BRL	942,000	1,095
08/13/2026	Deutsche Bank AG	USD	160,000	ZAR	2,683,840	2,340
09/16/2026	Deutsche Bank AG	HUF	333,017,400	USD	1,075,985	25,450
09/16/2026	Deutsche Bank AG	JPY	172,720,000	USD	1,092,802	3,572
09/16/2026	Deutsche Bank AG	PLN	6,529,765	USD	1,795,606	47,754
09/16/2026	Deutsche Bank AG	USD	271,165	COP	948,316,000	26,445
09/16/2026	Deutsche Bank AG	USD	41,965	CZK	892,500	545
09/16/2026	Deutsche Bank AG	USD	100,118	INR	9,654,000	684
09/16/2026	Deutsche Bank AG	USD	269,141	JPY	43,538,000	5,424
09/16/2026	Deutsche Bank AG	USD	196,802	RON	901,000	689
09/17/2026	Deutsche Bank AG	USD	1,511,838	MXN	26,639,272	20,599
08/04/2026	Goldman Sachs International	USD	391,153	BRL	1,986,000	629
09/17/2026	Goldman Sachs International	USD	184,019	MXN	3,232,000	1,904
08/04/2026	HSBC Bank USA	USD	109,818	BRL	557,000	63
09/16/2026	HSBC Bank USA	EUR	208,000	USD	241,593	1,330
09/16/2026	HSBC Bank USA	THB	2,322,000	USD	70,757	984
09/16/2026	HSBC Bank USA	USD	582,909	COP	2,078,959,000	69,532
09/16/2026	HSBC Bank USA	USD	433,182	CZK	9,180,000	4,067
09/16/2026	HSBC Bank USA	USD	3,968,079	PLN	15,086,000	70,059
09/16/2026	HSBC Bank USA	USD	26,535	RON	122,400	294
09/16/2026	HSBC Bank USA	USD	227,534	TRY	11,430,000	4,430
09/17/2026	HSBC Bank USA	MXN	14,215,000	USD	819,200	1,475
12/17/2026	HSBC Bank USA	USD	16,772	ZAR	283,000	176
08/04/2026	J.P. Morgan Chase Bank, N.A.	USD	19,881,205	BRL	102,469,844	333,198
09/02/2026	J.P. Morgan Chase Bank, N.A.	USD	9,600,594	BRL	49,470,422	85,253
09/16/2026	J.P. Morgan Chase Bank, N.A.	CNY	3,080,000	USD	457,284	1,881
09/16/2026	J.P. Morgan Chase Bank, N.A.	COP	2,365,060,000	USD	748,212	5,983
09/16/2026	J.P. Morgan Chase Bank, N.A.	EUR	3,336,062	USD	3,898,140	44,615
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	871,693	COP	3,121,883,000	108,050
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	1,026,863	TRY	52,465,000	37,876
08/13/2026	Merrill Lynch International	USD	40,055	ZAR	667,000	291
08/24/2026	Merrill Lynch International	CZK	6,591,040	USD	320,000	6,136
08/25/2026	Merrill Lynch International	INR	92,070,000	USD	1,000,000	36,589
09/16/2026	Merrill Lynch International	CLP	1,925,099,178	USD	2,168,002	96,785
09/16/2026	Merrill Lynch International	CZK	9,433,410	USD	453,878	4,559
09/16/2026	Merrill Lynch International	EUR	1,853,000	USD	2,161,840	21,418
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2026	Merrill Lynch International	IDR	44,732,613,118	USD	2,493,874	$22,791
09/16/2026	Merrill Lynch International	ILS	1,612,000	USD	551,601	23,465
09/16/2026	Merrill Lynch International	INR	4,342,000	USD	45,608	271
09/16/2026	Merrill Lynch International	PLN	3,340,000	USD	909,900	15,867
09/16/2026	Merrill Lynch International	RON	10,504,529	USD	2,315,048	12,549
09/16/2026	Merrill Lynch International	USD	522,148	COP	1,825,953,000	50,892
09/16/2026	Merrill Lynch International	USD	16,257	IDR	295,353,000	59
09/16/2026	Merrill Lynch International	USD	1,603,591	INR	154,706,451	11,773
09/16/2026	Merrill Lynch International	USD	1,063,971	KRW	1,612,129,308	53,675
09/16/2026	Merrill Lynch International	USD	94,514	PLN	357,500	1,179
09/16/2026	Merrill Lynch International	USD	561,771	RON	2,590,334	6,007
10/22/2026	Merrill Lynch International	CZK	17,316,500	USD	831,747	6,656
12/03/2026	Merrill Lynch International	HUF	418,111,000	USD	1,355,258	39,318
12/17/2026	Merrill Lynch International	ZAR	16,668,000	USD	1,013,692	15,455
09/16/2026	Morgan Stanley and Co. International PLC	CAD	1,489,000	USD	1,080,524	16,376
09/16/2026	Morgan Stanley and Co. International PLC	HUF	568,054,238	USD	1,848,868	56,886
09/16/2026	Morgan Stanley and Co. International PLC	USD	604,617	EGP	32,740,000	23,829
09/16/2026	Morgan Stanley and Co. International PLC	USD	43,126	INR	4,185,000	572
09/16/2026	Morgan Stanley and Co. International PLC	USD	651,746	ZAR	10,825,000	1,276
09/16/2026	Morgan Stanley and Co. International PLC	ZAR	48,767,651	USD	2,972,771	30,847
10/19/2026	Morgan Stanley and Co. International PLC	ZAR	18,454,000	USD	1,123,077	12,695
09/01/2026	Standard Chartered Bank PLC	ZAR	9,760,014	USD	594,000	4,531
09/16/2026	Standard Chartered Bank PLC	JPY	35,400,038	USD	224,068	824
09/16/2026	Standard Chartered Bank PLC	THB	5,217,634	USD	161,277	4,495
09/16/2026	Standard Chartered Bank PLC	USD	1,129,622	EUR	990,000	13,939
09/16/2026	Standard Chartered Bank PLC	USD	1,198,417	HUF	380,628,000	2,310
09/16/2026	Standard Chartered Bank PLC	USD	1,145,124	PEN	3,928,000	8,785
09/16/2026	Standard Chartered Bank PLC	USD	741,743	TRY	37,535,000	20,002
09/17/2026	Standard Chartered Bank PLC	MYR	3,274,000	USD	808,519	6,312
09/17/2026	Standard Chartered Bank PLC	USD	2,676,696	MXN	47,057,000	30,280
09/17/2026	Standard Chartered Bank PLC	USD	62,564	MYR	256,000	162
Subtotal—Appreciation						1,566,422
Currency Risk
08/04/2026	Deutsche Bank AG	BRL	942,000	USD	185,532	(298)
08/13/2026	Deutsche Bank AG	USD	220,000	ZAR	3,544,046	(5,628)
09/16/2026	Deutsche Bank AG	KRW	801,297,000	USD	528,993	(26,525)
09/16/2026	Deutsche Bank AG	USD	217,694	CLP	193,521,000	(9,484)
09/16/2026	Deutsche Bank AG	USD	1,075,988	EUR	928,000	(4,045)
09/16/2026	Deutsche Bank AG	USD	40,411	IDR	727,026,000	(249)
09/16/2026	Deutsche Bank AG	USD	52,672	ILS	156,000	(1,562)
09/16/2026	Deutsche Bank AG	USD	1,097,257	INR	104,404,000	(7,125)
09/16/2026	Deutsche Bank AG	USD	110,362	THB	3,571,000	(3,058)
09/16/2026	Deutsche Bank AG	ZAR	793,000	USD	47,821	(17)
09/17/2026	Deutsche Bank AG	MXN	22,665,000	USD	1,289,582	(14,233)
10/22/2026	Deutsche Bank AG	USD	269,248	CZK	5,601,000	(2,373)
12/03/2026	Deutsche Bank AG	USD	57,476	HUF	17,979,000	(889)
12/17/2026	Deutsche Bank AG	USD	381,362	ZAR	6,356,000	(705)
12/17/2026	Deutsche Bank AG	ZAR	9,109,000	USD	536,104	(9,429)
08/04/2026	Goldman Sachs International	BRL	1,986,000	USD	383,403	(8,379)
09/16/2026	Goldman Sachs International	INR	78,530,000	USD	817,561	(2,409)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2026	Goldman Sachs International	JPY	43,593,000	USD	271,836	$(3,076)
09/16/2026	Goldman Sachs International	USD	303,881	ILS	868,241	(19,422)
09/16/2026	Goldman Sachs International	USD	1,086,499	INR	103,576,000	(5,013)
09/16/2026	Goldman Sachs International	USD	224,540	ZAR	3,710,250	(718)
09/17/2026	Goldman Sachs International	MXN	721,000	USD	40,974	(501)
12/17/2026	Goldman Sachs International	USD	256,850	ZAR	4,239,000	(2,979)
08/04/2026	HSBC Bank USA	BRL	557,000	USD	109,704	(176)
09/16/2026	HSBC Bank USA	THB	3,763,000	USD	112,515	(558)
09/16/2026	HSBC Bank USA	USD	1,122,060	CLP	1,004,662,000	(41,142)
09/16/2026	HSBC Bank USA	USD	600,191	ZAR	9,945,000	(255)
09/17/2026	HSBC Bank USA	MXN	9,346,000	USD	533,582	(4,052)
12/03/2026	HSBC Bank USA	USD	109,773	HUF	34,865,000	(40)
12/07/2026	HSBC Bank USA	USD	831,648	EUR	711,875	(6,661)
12/17/2026	HSBC Bank USA	USD	18,629	ZAR	311,000	(3)
08/04/2026	J.P. Morgan Chase Bank, N.A.	BRL	102,469,845	USD	20,100,664	(113,740)
08/13/2026	J.P. Morgan Chase Bank, N.A.	ZAR	16,900,000	USD	984,872	(37,374)
09/16/2026	J.P. Morgan Chase Bank, N.A.	COP	1,248,300,000	USD	358,707	(33,048)
09/16/2026	J.P. Morgan Chase Bank, N.A.	JPY	106,625,962	USD	666,286	(6,133)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	727,553	ILS	2,218,000	(874)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	3,111,163	THB	101,413,021	(63,848)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	209,013	TRY	10,293,000	(124)
12/03/2026	J.P. Morgan Chase Bank, N.A.	USD	41,130	HUF	12,867,000	(633)
08/13/2026	Merrill Lynch International	USD	402,898	ZAR	6,635,000	(1,561)
09/01/2026	Merrill Lynch International	USD	236,059	ZAR	3,872,000	(2,204)
09/16/2026	Merrill Lynch International	CLP	288,575,000	USD	304,629	(5,849)
09/16/2026	Merrill Lynch International	COP	11,247,671,469	USD	3,073,302	(456,563)
09/16/2026	Merrill Lynch International	IDR	1,244,165,000	USD	67,979	(750)
09/16/2026	Merrill Lynch International	INR	32,352,000	USD	337,696	(107)
09/16/2026	Merrill Lynch International	KRW	810,920,000	USD	529,079	(33,110)
09/16/2026	Merrill Lynch International	PEN	3,870,609	USD	1,128,951	(8,099)
09/16/2026	Merrill Lynch International	USD	543,179	CLP	483,810,000	(22,648)
09/16/2026	Merrill Lynch International	USD	5,436,181	CNY	36,548,820	(32,133)
09/16/2026	Merrill Lynch International	USD	37,222	IDR	672,918,000	(49)
09/16/2026	Merrill Lynch International	USD	45,368	INR	4,325,000	(209)
09/16/2026	Merrill Lynch International	USD	2,074,518	PLN	7,615,000	(36,176)
09/16/2026	Merrill Lynch International	USD	197,713	RON	901,000	(222)
09/17/2026	Merrill Lynch International	MXN	1,364,000	USD	76,714	(1,751)
12/03/2026	Merrill Lynch International	USD	125,791	HUF	38,930,000	(3,265)
12/17/2026	Merrill Lynch International	USD	410,999	EUR	352,000	(2,903)
12/17/2026	Merrill Lynch International	USD	34,418	ZAR	573,000	(101)
08/13/2026	Morgan Stanley and Co. International PLC	USD	164,297	ZAR	2,713,000	(193)
09/16/2026	Morgan Stanley and Co. International PLC	PLN	264,000	USD	70,172	(494)
09/16/2026	Morgan Stanley and Co. International PLC	USD	25,826	CZK	540,000	(105)
09/16/2026	Morgan Stanley and Co. International PLC	USD	653,672	ZAR	10,795,000	(2,460)
09/16/2026	Morgan Stanley and Co. International PLC	ZAR	15,622,000	USD	940,561	(1,841)
10/19/2026	Morgan Stanley and Co. International PLC	USD	1,123,074	EUR	968,000	(3,475)
10/22/2026	Morgan Stanley and Co. International PLC	CZK	430,000	USD	20,291	(198)
12/17/2026	Morgan Stanley and Co. International PLC	EUR	94,000	USD	107,940	(1,040)
08/25/2026	Standard Chartered Bank PLC	USD	64,538	INR	6,117,000	(530)
09/01/2026	Standard Chartered Bank PLC	USD	74,442	ZAR	1,218,000	(879)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2026	Standard Chartered Bank PLC	PEN	2,074,295	USD	601,407	$(7,949)
09/16/2026	Standard Chartered Bank PLC	PHP	206,643,240	USD	3,320,637	(50,456)
09/16/2026	Standard Chartered Bank PLC	PLN	147,000	USD	38,892	(457)
09/16/2026	Standard Chartered Bank PLC	TRY	86,478,000	USD	1,688,792	(66,214)
09/16/2026	Standard Chartered Bank PLC	USD	744,486	IDR	13,371,720,000	(5,817)
09/16/2026	Standard Chartered Bank PLC	USD	896,702	JPY	142,081,000	(692)
09/16/2026	Standard Chartered Bank PLC	USD	29,381	PEN	100,000	(5)
09/16/2026	Standard Chartered Bank PLC	USD	59,103	PLN	216,000	(1,285)
09/16/2026	Standard Chartered Bank PLC	USD	2,260,581	RON	10,301,000	(2,693)
09/16/2026	Standard Chartered Bank PLC	USD	547,864	THB	17,736,000	(14,923)
09/16/2026	Standard Chartered Bank PLC	USD	544,558	ZAR	8,928,000	(5,973)
09/17/2026	Standard Chartered Bank PLC	MXN	29,483,000	USD	1,677,911	(18,112)
09/17/2026	Standard Chartered Bank PLC	USD	1,175,285	MYR	4,695,765	(24,713)
09/17/2026	UBS AG	MXN	46,483,391	USD	2,667,657	(6,322)
Subtotal—Depreciation						(1,261,304)
Total Forward Foreign Currency Contracts						$305,118

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	TTHORON	Quarterly	1.73%	Quarterly	06/18/2030	THB	45,200,000	$—	$7,300	$7,300
Pay	6 Month BUBOR	Semi-Annually	5.89	Annually	09/17/2028	HUF	400,000,000	—	9,032	9,032
Receive	CLICP	Semi-Annually	(4.64)	Semi-Annually	06/17/2028	CLP	2,400,000,000	—	9,327	9,327
Receive	SOFR	Annually	(3.92)	Annually	05/26/2029	USD	1,850,000	—	11,298	11,298
Receive	CLICP	Semi-Annually	(5.17)	Semi-Annually	09/17/2035	CLP	600,000,000	—	16,389	16,389
Receive	SOFR	Annually	(4.00)	Annually	05/26/2031	USD	2,400,000	(5,130)	17,852	22,982
Receive	6 Month WIBOR	Semi-Annually	(3.70)	Annually	03/18/2028	PLN	13,400,000	—	24,051	24,051
Pay	6 Month BUBOR	Semi-Annually	6.57	Annually	06/17/2029	HUF	270,500,000	—	24,927	24,927
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.90)	Annually	06/18/2035	CZK	17,000,000	2,102	42,510	40,408
Subtotal — Appreciation								(3,028)	162,686	165,714
Interest Rate Risk
Pay	BZDIOVRA	At Maturity	13.09	At Maturity	01/02/2029	BRL	24,129,376	—	(163,825)	(163,825)
Pay	BZDIOVRA	At Maturity	12.85	At Maturity	01/03/2028	BRL	24,612,389	—	(103,018)	(103,018)
Pay	BZDIOVRA	At Maturity	12.86	At Maturity	01/03/2028	BRL	15,702,973	—	(65,307)	(65,307)
Pay	BZDIOVRA	At Maturity	12.74	At Maturity	01/02/2029	BRL	5,583,899	—	(48,029)	(48,029)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.96	Semi-Annually	06/18/2030	INR	230,000,000	—	(25,352)	(25,352)
Pay	BZDIOVRA	At Maturity	13.35	At Maturity	01/02/2029	BRL	4,010,744	—	(21,502)	(21,502)
Receive	6 Month WIBOR	Semi-Annually	(4.49)	Annually	09/16/2029	PLN	14,000,000	—	(21,376)	(21,376)
Pay	6 Month WIBOR	Semi-Annually	4.39	Annually	09/16/2032	PLN	15,300,000	—	(19,873)	(19,873)
Receive	3 Month CNRR007	Quarterly	(2.82)	Quarterly	03/23/2028	CNY	8,000,000	(9,391)	(27,182)	(17,791)
Pay	BZDIOVRA	At Maturity	13.42	At Maturity	01/02/2029	BRL	5,003,622	—	(15,780)	(15,780)
Receive	6 Month WIBOR	Semi-Annually	(4.55)	Annually	09/16/2029	PLN	7,200,000	—	(14,091)	(14,091)
Pay	BZDIOVRA	At Maturity	12.92	At Maturity	01/02/2029	BRL	1,959,729	—	(13,178)	(13,178)
Pay	BZDIOVRA	At Maturity	13.72	At Maturity	01/03/2028	BRL	14,434,094	—	(10,963)	(10,963)
Receive	ZARONIA	Annually	(7.81)	Annually	09/16/2028	ZAR	50,000,000	—	(10,734)	(10,734)
Receive	ZARONIA	Annually	(7.79)	Annually	09/16/2028	ZAR	48,000,000	—	(9,268)	(9,268)
Pay	6 Month BUBOR	Semi-Annually	5.12	Annually	09/16/2031	HUF	400,000,000	—	(8,718)	(8,718)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.65	Semi-Annually	09/17/2030	INR	30,000,000	—	(7,076)	(7,076)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	CLICP	Semi-Annually	(4.96)%	Semi-Annually	06/17/2028	CLP	2,400,000,000	$—	$(5,797)	$(5,797)
Pay	CLICP	Semi-Annually	4.71	Semi-Annually	09/17/2030	CLP	350,000,000	—	(5,561)	(5,561)
Receive	ZARONIA	Annually	(7.67)	Annually	09/16/2028	ZAR	51,000,000	—	(3,239)	(3,239)
Pay	FBIL Overnight MIBOR	Semi-Annually	6.04	Semi-Annually	03/18/2031	INR	19,000,000	(91)	(2,013)	(1,922)
Subtotal — Depreciation								(9,482)	(601,882)	(592,400)
Total Centrally Cleared Interest Rate Swap Agreements								$(12,510)	$(439,196)	$(426,686)

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Standard Chartered Bank PLC	Pay	3 Month KLIBOR	Quarterly	3.58%	Quarterly	05/19/2028	MYR	12,250,000	$—	$(121)	$(121)
J.P. Morgan Chase Bank, N.A.	Receive	BISTTREF	Quarterly	(41.30)	Quarterly	11/22/2026	TRY	137,400,000	—	(8,673)	(8,673)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(8,794)	$(8,794)

Abbreviations:
BISTTREF	—Borsa Istanbul Turkish Lira Overnight Reference Rate
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TRY	—Turkish Lira
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
ZARONIA	—South African Rand Overnight Index Average
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$90,260,029	$—	$90,260,029
U.S. Dollar Denominated Bonds & Notes	—	118,437	—	118,437
Money Market Funds	14,161,971	—	—	14,161,971
Options Purchased	—	125,982	—	125,982
Total Investments in Securities	14,161,971	90,504,448	—	104,666,419
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,566,422	—	1,566,422
Swap Agreements	—	165,714	—	165,714
	—	1,732,136	—	1,732,136
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,261,304)	—	(1,261,304)
Options Written	—	(425,489)	—	(425,489)
Swap Agreements	—	(601,194)	—	(601,194)
	—	(2,287,987)	—	(2,287,987)
Total Other Investments	—	(555,851)	—	(555,851)
Total Investments	$14,161,971	$89,948,597	$—	$104,110,568

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Emerging Markets Local Debt Fund